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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2010
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Polygon Investment Partners LLP
                 -------------------------------
   Address:      4 Sloane Terrace
                 -------------------------------
                 London SW1X 9DQ
                 -------------------------------
                 United Kingdom
                 -------------------------------

Form 13F File Number: 28-10987
                         ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Reporting Manager: Polygon Investment Partners LLP

Name:     Sean Cote
         -------------------------------
Title:    General Counsel
         -------------------------------
Phone:    011-44-20-790 1 8330
         -------------------------------

Signature, Place, and Date of Signing:

          /s/ Sean Cote                London, England    August 6, 2010
   -------------------------------    -----------------   ------------------
           [Signature]                  [City, State]            [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:               2
                                        --------------------

Form 13F Information Table Entry Total:          7
                                        --------------------

Form 13F Information Table Value Total:    6,413 (x $1,000)
                                        --------------------
                                           (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

    No.       Form 13F File Number      Name

    01        28-10988                  Polygon Investment Partners LP
    ------    -----------------         ---------------------------------------
    02        28-10989                  Polygon Investments Ltd.
    ------    -----------------         ---------------------------------------

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FORM 13F INFORMATION TABLE

                                                       VALUE    SHARES   SH/  PUT/ INVESTMENT OTHER    VOTING AUTHORITY
NAME OF ISSUER               TITLE OF CLASS  CUSIP     (X$1000) PRN AMT  PRN  CALL DISCRETION MANAGERS SOLE             SHARED NONE
-----------------------------------------------------------------------------------------------------------------------------------
ACUSPHERE INC                COM             00511R870       5    82819  SH        DEFINED    01:02               82819 0      0
AMBASSADORS INTL INC         COM             023178106    1786  3801213  SH        DEFINED    01:02             3801213 0      0
ANADARKO PETE CORP           COM             023178106    1222    33874  SH        DEFINED    02                  33874 0      0
BP PLC                       SPONSORED ADR   055622104    1091    37800  SH  CALL  DEFINED    02                  37800 0      0
DOV PHARMACEUTICAL INC       COM             259858108     122 12225672  SH        DEFINED    01:02            12225672 0      0
FRONTIER OIL CORP            COM             35914P105     948    70517  SH        DEFINED    02                  70517 0      0
GENERAL GROWTH PPTYS INC     COM             370021107    1239    93463  SH        DEFINED    02                  93463 0      0